Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
SUMMARY OF CHANGES IN ACCOUNTING POLICIES
(A) SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of amendments to standards became mandatory for the first time for the financial year beginning on 1 January 2025 and have not been listed in these unaudited condensed consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

FOREIGN CURRENCIES
(B) FOREIGN CURRENCIES
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2025	31 December 2024	30 June 2025	30 June 2024

Argentine peso	1 193.35	1 032.79	-	-
Brazilian real	5.46	6.19	5.83	5.02
Canadian dollar	1.37	1.44	1.41	1.36
Chinese yuan	7.16	7.30	7.26	7.20
Colombian peso	4 063.06	4 415.40	4 201.57	3 878.19
Euro	0.85	0.96	0.92	0.92
Mexican peso	18.89	20.27	20.03	16.99
Peruvian sol	3.55	3.77	3.69	3.76
Pound sterling	0.73	0.80	0.77	0.79
South African rand	17.78	18.88	18.46	18.82
South Korean won	1 354.35	1 474.05	1 439.97	1 347.46

The company applies hyperinflation accounting for its Argentine subsidiaries. The 2025 results, restated for purchasing power, were translated at the June 2025 closing rate of 1 193.35 Argentine pesos per US dollar (2024 results were translated at the June 2024 closing rate of 911.36 Argentine pesos per US dollar).